LEASES (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease costs	$ 137,000	$ 162,000	$ 412,000	$ 486,000	$ 649,000	$ 623,000
Less: Sublease income		(25,000)		(75,000)	(91,000)	(84,000)
Total		$ 137,000		$ 411,000	$ 558,000	$ 539,000